SEGMENT INFORMATION - Summary of Reconciliation Operating Income to EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 7,018	$ 6,928	$ 6,558
Segment cost of revenues	4,840	4,988	4,844
Depreciation	80	79	77
Segment earnings	484	359	162
Reconciliation of profit/(loss):
Corporate/other profit/(loss)	(125)	(121)	(96)
Interest expense, net	(146)	(145)	(125)
Depreciation	(80)	(79)	(77)
Amortization	(222)	(224)	(227)
Contingent consideration and compensation	(3)	(14)	(9)
Non-service pension (expense) benefit	(22)	12	42
Inventory step-up			(9)
Business process transformation expenses	(52)	(30)	(31)
Acquisition related expenses	(13)	(7)	(121)
Gain on extinguishment of debt, net	(1)	(7)	5
Restructuring program related costs	(32)	(46)	(30)
Other income (expense)	8	(10)	2
Income before income taxes	330	232	93
Total assets	7,634	7,009	7,310
Capital expenditures	71	73	74
Operating Segments, Excluding Intersegment Elimination
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	7,018	6,928	6,558
Intersegment revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	(8)	(15)	(29)
Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	7,026	6,943	6,587
Segment earnings	1,018	903	769
Safety Services
Reconciliation of profit/(loss):
Total assets	6,266	5,586	5,775
Capital expenditures	23	23	23
Safety Services | Operating Segments, Excluding Intersegment Elimination
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	4,795	4,422	4,115
Safety Services | Intersegment revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	(2)	(3)	(8)
Safety Services | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	4,797	4,425	4,123
Segment cost of revenues	3,050	2,898	2,755
Segment operating expenses	1,019	930	861
Segment other income/expense	6	3	(1)
Depreciation	31	25	24
Segment earnings	765	625	530
Reconciliation of profit/(loss):
Depreciation	(31)	(25)	(24)
Specialty Services
Reconciliation of profit/(loss):
Total assets	1,368	1,423	1,535
Capital expenditures	48	50	51
Specialty Services | Operating Segments, Excluding Intersegment Elimination
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,223	2,506	2,443
Specialty Services | Intersegment revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	(6)	(12)	(21)
Specialty Services | Operating Segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,229	2,518	2,464
Segment cost of revenues	1,790	2,064	2,072
Segment operating expenses	242	237	209
Segment other income/expense	10	10	8
Depreciation	46	51	48
Segment earnings	253	278	239
Reconciliation of profit/(loss):
Depreciation	$ (46)	$ (51)	$ (48)